Commitments and Contingencies (Details)			6 Months Ended
	Jul. 29, 2025 SGD ($)	Dec. 18, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Feb. 13, 2025 shares	Oct. 01, 2024 $ / shares	Oct. 01, 2024 SGD ($) shares
Commitments and Contingencies [Line Items]
Recoupable sales guarantee payable		$ 5,000,000
Non recoupable sales guarantee payable		$ 5,000,000
Sales guarantee commitment			$ 5,000,000
Warrants issued to purchase shares | shares				1
Exercise price | $ / shares			$ 0.01
Aggregate exercise price payable			$ 3,750,000
Repayment of financing amount under agreement	$ 5,000,000
Borrowing amount disbursed	5,000,000
Warrant [Member]
Commitments and Contingencies [Line Items]
Exercise price | $ / shares			$ 9.2
Facility Agreement [Member]
Commitments and Contingencies [Line Items]
Maximum financing amount						$ 5,000,000
Repayment of financing amount under agreement	$ 5,000,000
Facility Agreement [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Warrants issued to purchase shares | shares						899,281
Exercise price | $ / shares					$ 4.17